Summary of significant accounting policies (Details Narrative)	12 Months Ended
Jun. 30, 2024 ARS ($)
Associates voting rights, description	Associates are all entities over which the Group has significant influence but not control, usually representing an interest between 20% and less than 50% of the voting rights
Working capital	$ 47,189